UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Whitney & Company
Address:  311 Alexander Street, Suite 200
          Rochester, NY 14604

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Shaheen, CPA
Title:    President & CEO
Phone:    (585) 232-6200

Signature, Place, and Date of Signing:

       /s/ William Shaheen             Rochester, NY              May 15, 2013
       -------------------             -------------              ------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
                                         -----------

Form 13F Information Table Entry Total:           97
                                         -----------

Form 13F Information Table Value Total:  $   139,226
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

01                                    William G. Shaheen
02                                    William E. Bennett

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
3M Co                                    cs       88579y101         734       6,905 SH       Defined    01 02                  6,905
Abbvie Inc                               cs       00287y109       2,586      63,405 SH       Defined    01 02                 63,405
Aetna Inc                                cs       00817y108       2,096      41,000 SH       Defined    01 02                 41,000
Aflac Inc                                cs       001055102       2,710      52,100 SH       Defined    01 02                 52,100
Agrium Inc                               cs       008916108       1,618      16,600 SH       Defined    01 02                 16,600
American Electric Power Inc              cs       025537101         584      12,000 SH       Defined    01 02                 12,000
Amgen Inc                                cs       031162100         441       4,300 SH       Defined    01 02                  4,300
Apple Inc                                cs       037833100       5,872      13,266 SH       Defined    01 02                 13,266
Arctic Cat Inc                           cs       039670104         306       7,000 SH       Defined    01 02                  7,000
AT&T Inc                                 cs       00206r102         245       6,676 SH       Defined    01 02                  6,676
Bank of America Corporation              cs       060505104         231      18,926 SH       Defined    01 02                 18,926
Beam Inc                                 cs       073730103         550       8,658 SH       Defined    01 02                  8,658
Bed Bath & Beyond Inc                    cs       075896100       2,720      42,225 SH       Defined    01 02                 42,225
Boeing Co                                cs       097023105       2,143      24,965 SH       Defined    01 02                 24,965
Canandaigua Natl Corp                    cs       137143103       2,362      19,317 SH       Defined    01 02                 19,317
Caterpillar Inc                          cs       149123101       1,456      16,742 SH       Defined    01 02                 16,742
Cenovus Energy Inc                       cs       15135u109         325      10,500 SH       Defined    01 02                 10,500
Chevron Corp                             cs       166764100       1,619      13,628 SH       Defined    01 02                 13,628
Cisco Systems Inc                        cs       17275r102       1,193      57,110 SH       Defined    01 02                 57,110
Coca-Cola Co                             cs       191216100       2,605      64,424 SH       Defined    01 02                 64,424
ConocoPhillips                           cs       20825c104         976      16,236 SH       Defined    01 02                 16,236
Constellation Brands Inc Cl A            cs       21036p108         305       6,400 SH       Defined    01 02                  6,400
Corning Inc                              cs       219350105         937      70,300 SH       Defined    01 02                 70,300
CVS Caremark Corporation                 cs       126650100         330       6,000 SH       Defined    01 02                  6,000
CyberCare Inc                            cs       23243t105           0      10,000 SH       Defined    01 02                 10,000
DirecTV                                  cs       25490a309       2,805      49,575 SH       Defined    01 02                 49,575
Du Pont E I de Nemours & Co              cs       263534109       2,371      48,231 SH       Defined    01 02                 48,231
Eastman Kodak Co                         cs       277461109           3      10,896 SH       Defined    01 02                 10,896
EMC Corp MA                              cs       268648102       1,985      83,085 SH       Defined    01 02                 83,085
Ensco PLC Class A                        cs       g3157s106         420       7,000 SH       Defined    01 02                  7,000
Express Scripts Holding Co               cs       30219g108       2,299      39,900 SH       Defined    01 02                 39,900
Exxon Mobil Corp                         cs       30231g102       3,943      43,752 SH       Defined    01 02                 43,752
Fortune Brands Home & Sec Inc            cs       34964c106         417      11,130 SH       Defined    01 02                 11,130
Freeport-McMoran Copper & Gold           cs       35671d857       2,531      76,478 SH       Defined    01 02                 76,478
General Electric Co                      cs       369604103       2,496     107,968 SH       Defined    01 02                107,968
Goldcorp Inc                             cs       380956409         570      16,950 SH       Defined    01 02                 16,950
Google Inc Cl A                          cs       38259p508       1,382       1,740 SH       Defined    01 02                  1,740
Harris Corp                              cs       413875105       1,774      38,275 SH       Defined    01 02                 38,275
iBiz Technology Corp                     cs       45103b205           0      50,000 SH       Defined    01 02                 50,000
Intel Corp                               cs       458140100       1,244      56,953 SH       Defined    01 02                 56,953
International Business Machine           cs       459200101       1,582       7,419 SH       Defined    01 02                  7,419
Johnson & Johnson                        cs       478160104       2,553      31,313 SH       Defined    01 02                 31,313
JPMorgan Chase & Co                      cs       46625h100         888      18,700 SH       Defined    01 02                 18,700
Kraft Foods Group Inc                    cs       50076q106         275       5,330 SH       Defined    01 02                  5,330
Laclede Group Inc                        cs       505597104       2,440      57,151 SH       Defined    01 02                 57,151
M & T Bank Corp                          cs       55261f104       2,819      27,325 SH       Defined    01 02                 27,325
Marathon Oil Corp                        cs       565849106       1,798      53,309 SH       Defined    01 02                 53,309
MetLife Inc                              cs       59156r108         549      14,450 SH       Defined    01 02                 14,450
Microsoft Corp                           cs       594918104       1,717      60,020 SH       Defined    01 02                 60,020
Mondelez Intl Inc Cl A                   cs       609207105         667      21,796 SH       Defined    01 02                 21,796
National Fuel Gas Co NJ                  cs       636180101         202       3,300 SH       Defined    01 02                  3,300
NCR Corp                                 cs       62886e108       1,798      65,225 SH       Defined    01 02                 65,225
Norfolk Southern Corp                    cs       655844108       2,133      27,675 SH       Defined    01 02                 27,675
Oracle Corp                              cs       68389x105         589      18,215 SH       Defined    01 02                 18,215
Paychex Inc                              cs       704326107       5,009     142,859 SH       Defined    01 02                142,859
PepsiCo Inc                              cs       713448108         439       5,552 SH       Defined    01 02                  5,552
Philip Morris Intl Inc                   cs       718172109         334       3,600 SH       Defined    01 02                  3,600
Phillips 66                              cs       718546104       1,458      20,834 SH       Defined    01 02                 20,834
PNC Financial Services Group I           cs       693475105       2,567      38,600 SH       Defined    01 02                 38,600
Procter & Gamble Co                      cs       742718109       1,922      24,942 SH       Defined    01 02                 24,942
Qualcomm Inc                             cs       747525103       2,502      37,375 SH       Defined    01 02                 37,375
Schlumberger Ltd                         cs       806857108         238       3,182 SH       Defined    01 02                  3,182
Southern Co                              cs       842587107       2,440      52,000 SH       Defined    01 02                 52,000
Stryker Corp                             cs       863667101         682      10,450 SH       Defined    01 02                 10,450
SunTrust Banks Inc                       cs       867914103         581      20,175 SH       Defined    01 02                 20,175
Sysco Corp                               cs       871829107         903      25,672 SH       Defined    01 02                 25,672
TECO Energy Inc                          cs       872375100         968      54,310 SH       Defined    01 02                 54,310
Tesoro Logistics LP                      cs       88160t107       2,765      51,224 SH       Defined    01 02                 51,224
Tompkins Financial Corporation           cs       890110109       2,570      60,796 SH       Defined    01 02                 60,796
Torvec Inc                               cs       891479107          18      25,802 SH       Defined    01 02                 25,802
Transocean Ltd Reg                       cs       h8817h100         598      11,500 SH       Defined    01 02                 11,500
United Technologies Corp                 cs       913017109       3,008      32,200 SH       Defined    01 02                 32,200
Verizon Communications Inc               cs       92343v104       4,113      83,675 SH       Defined    01 02                 83,675
Virtualscopics Inc                       cs       928269109          10      15,500 SH       Defined    01 02                 15,500
VMware Inc Cl A                          cs       928563402         256       3,250 SH       Defined    01 02                  3,250
Wal-Mart Stores Inc                      cs       931142103       1,951      26,077 SH       Defined    01 02                 26,077
Waste Management Inc                     cs       94106l109       1,993      50,825 SH       Defined    01 02                 50,825
WellPoint Inc                            cs       94973v107         598       9,036 SH       Defined    01 02                  9,036
Windstream Corp                          cs       97381w104          83      10,504 SH       Defined    01 02                 10,504
Teva Pharmaceutical Industries           ad       881624209       1,682      42,400 SH       Defined    01 02                 42,400
PowerShares ETF Trust Water Re           ui       73935x575         689      30,000 SH       Defined    01 02                 30,000
PowerShares QQQ Ser 1                    ui       73935a104         537       7,785 SH       Defined    01 02                  7,785
SPDR Gold Trust Gold                     eo       78463v107       1,074       6,952 SH       Defined    01 02                  6,952
Columbia Acorn Tr Fund Cl Z              mf       197199409         301       9,000 SH       Defined    01 02                  9,000
Columbia Acorn Tr Intl Cl Z              mf       197199813         350       8,000 SH       Defined    01 02                  8,000
Dodge & Cox Funds Intl Stock F           mf       256206103         792      22,065 SH       Defined    01 02                 22,065
Dreyfus Premier Inv Funds Inc            mf       261986509         281       8,191 SH       Defined    01 02                  8,191
Fidelity Aberdeen Str Tr Freed           mf       315792101         141      16,067 SH       Defined    01 02                 16,067
Fidelity Low-Priced Stock                mf       316345305         257       5,903 SH       Defined    01 02                  5,903
Vanguard Specialized Portfolio           mf       921908802         263       2,241 SH       Defined    01 02                  2,241
Buckeye Partners LP                      ml       118230101       3,138      51,305 SH       Defined    01 02                 51,305
Enterprise Products Partners L           ml       293792107       3,061      50,773 SH       Defined    01 02                 50,773
Kinder Morgan Energy Partners            ml       494550106       1,154      12,850 SH       Defined    01 02                 12,850
Plains All American Pipeline L           ml       726503105         734      13,000 SH       Defined    01 02                 13,000
Sunoco Logistics Partners LP             ml       86764l108       2,906      44,429 SH       Defined    01 02                 44,429
Health Care REIT Inc                     re       42217k106         954      14,050 SH       Defined    01 02                 14,050
Home Properties Inc                      re       437306103       3,712      58,525 SH       Defined    01 02                 58,525